Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
Accounts Receivable, net
Accounts receivable	¥ 476,611	¥ 389,074
Allowance for doubtful accounts	(51,719)	(38,214)
Accounts receivable, net	424,892	350,860	$ 61,250
Movement of Allowance for Doubtful Accounts
Balance at beginning of year	38,214
Addition due to acquisition		29,430
Provisions	14,694	15,951
Reversals	(957)	(4,279)
Write-offs	(232)	(2,888)
Balance at end of year	¥ 51,719	¥ 38,214